(Loss)/Earnings per Common Share	12 Months Ended
Dec. 31, 2014
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE
NOTE 20: (LOSS)/EARNINGS PER COMMON SHARE
Basic and diluted net (loss)/earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted (loss)/earnings per share for each of the years ended December 31, 2014, 2013 and 2012, are as follows:
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Net (loss)/income attributable to Navios Logistics' stockholders	$(16,704)	$9,716	$156
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations:
Basic and diluted	$(0.8352)	$0.4858	$0.0078

At December 31, 2014, 2013 and 2012, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net (loss)/earnings per share.